Fair Value Measurements - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure Reconciliation Of Changes In Fair Value [Abstract]
Long-term investments impairment charges	$ 90	¥ 622	¥ 597	¥ 245